Significant Accounting Policies - Advertising and Promotional Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Advertising and promotional expense	$ 1,542	$ 1,647	$ 1,466